Property and Equipment - Summary of Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Land	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Mar. 31, 2014 Building and Building Improvements	Dec. 31, 2013 Building and Building Improvements	Dec. 31, 2012 Building and Building Improvements	Mar. 31, 2014 Building and Building Improvements Minimum	Dec. 31, 2013 Building and Building Improvements Minimum	Mar. 31, 2014 Building and Building Improvements Maximum	Dec. 31, 2013 Building and Building Improvements Maximum	Mar. 31, 2014 Advertising Structures	Dec. 31, 2013 Advertising Structures	Dec. 31, 2012 Advertising Structures	Mar. 31, 2014 Advertising Structures Minimum	Dec. 31, 2013 Advertising Structures Minimum	Mar. 31, 2014 Advertising Structures Maximum	Dec. 31, 2013 Advertising Structures Maximum	Mar. 31, 2014 Furniture and Fixtures	Dec. 31, 2013 Furniture and Fixtures	Dec. 31, 2012 Furniture and Fixtures	Mar. 31, 2014 Furniture and Fixtures Minimum	Dec. 31, 2013 Furniture and Fixtures Minimum	Mar. 31, 2014 Furniture and Fixtures Maximum	Dec. 31, 2013 Furniture and Fixtures Maximum	Mar. 31, 2014 Construction in progress	Dec. 31, 2013 Construction in progress	Dec. 31, 2012 Construction in progress
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 1,883.1	$ 1,892.0	$ 1,879.2	$ 88.5	$ 88.6	$ 87.8	$ 45.4	$ 45.0	$ 45.7					$ 1,658.7	$ 1,662.3	$ 1,655.9					$ 78.5	$ 77.2	$ 76.3					$ 12.0	$ 18.9	$ 13.5
Less: accumulated depreciation	1,149.5	1,136.6	1,071.3
Property and equipment, net	$ 733.6	$ 755.4	$ 807.9
Property, Plant and Equipment, Useful Life										20 years	20 years	40 years	40 years				5 years	5 years	20 years	20 years				3 years	3 years	10 years	10 years